SCUDDER
                                                                 INVESTMENTS(SM)
                                                                      [LOGO]
-----------------------
EQUITY/DOMESTIC
-----------------------

Scudder S&P 500
Index Fund
Fund #301









Semiannual Report
June 30, 2000



For investors seeking investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

A no-load fund with no commissions to buy, sell, or exchange shares.

Contents
--------------------------------------------------------------------------------

                       4   Letter from the Fund's President

                       6   Performance Update

                       8   Portfolio Summary

                      10   Portfolio Management Discussion

                      12   Glossary of Investment Terms

                      Scudder S&P 500 Index Fund

                      13   Financial Statements

                      16   Financial Highlights

                      17   Notes to Financial Statements

                      21   Shareholder Meeting Results

                      22   Officers and Trustees

                      Equity 500 Index Portfolio

                      23   Statement of Net Assets

                      37   Financial Statements

                      40   Financial Highlights

                      41   Notes to Financial Statements


                      44   Investment Products and Services

                      46   Account Management Resources

Scudder S&P 500 Index Fund

--------------------------------------------------------------------------------
ticker symbol SCPIX                                              fund number 301
--------------------------------------------------------------------------------

Date of          o    For its most recent semiannual period ended June 30,
Inception:            2000, Scudder S&P 500 Index Fund posted a -0.70% total
8/29/97               return, in keeping with the -0.43% return of the
                      S&P 500 Index.

                 o    Over the period equity markets struggled, weighed down
Total Net             by fears of economic overheating and higher interest
Assets as             rates and by concerns over profit growth.
of 6/30/00:
$326 million     o    We are hopeful that an economic "soft landing," should
                      it occur, would expand investor interest in high-quality domestic stocks.

Letter from the Fund's President
--------------------------------------------------------------------------------

Dear Shareholders,

We are pleased to present the semiannual report for Scudder S&P 500 Index Fund for its most recent six-month period ended June 30, 2000.

After experiencing one of the most dramatic run-ups in its history during the winter of 1999/2000, the stock market came back to Earth during the second quarter of 2000. Just as enthusiasm for stocks reached a high point in early March -- culminating in high trading volumes, enormous inflows of new cash to mutual funds, and dramatic moves in hundreds of individual stocks -- the market changed direction: When the Federal Reserve began to raise interest rates in May 1999 in response to strengthening global growth, market reaction was muted due to the widespread belief that only a few quarter-point interest rate increases would be necessary to restore equilibrium to the economy. But as the Fed continued its gradual rate increases over the 12-month period beginning May 1999, the economy showed no sign of cooling, raising the threat that the Fed would be forced to make several larger moves through the summer. Thus, the euphoria that propelled the markets in the early part of the year quickly evaporated, prompting investors to sell technology stocks and other holdings perceived as richly valued.

Over the six months ended June 30, Scudder S&P 500 Index Fund posted a -0.70% total return, in keeping with the -0.43% return of the S&P 500 Index over the same period. We are hopeful that over the coming months, economic statistics that have recently pointed to a "soft landing" for the U.S. economy will bear fruit, and that the Federal Reserve will able to change course and refrain from raising interest rates further. When investors perceive that such a shift has taken place, we believe U.S. stocks should benefit. For additional details concerning the Index, the equity markets, and your manager's outlook for the coming months, please turn to the portfolio management discussion that begins on page 10.

If you have any questions regarding Scudder S&P 500 Index Fund or any other Scudder fund, please call Investor Relations at 1-800-SCUDDER. Or visit Scudder's Web site at www.scudder.com.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President,
Scudder S&P 500 Index Fund

Performance Update
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------




                 Scudder S&P 500
                   Index Fund               S&P 500 Index*

      8/97**          10000                     10000
     12/97            10834                     10851
      6/98            12715                     12773
     12/98            13899                     13953
      6/99            15563                     15681
     12/99            16730                     16889
      6/00            16614                     16819


------------------------------------------------------------------------------
Fund Index Comparison
------------------------------------------------------------------------------
                                                            Total Return
                               Growth of                             Average
Period ended 6/30/2000          $10,000             Cumulative       Annual
------------------------------------------------------------------------------
Scudder S&P 500 Index Fund
------------------------------------------------------------------------------
1 year                         $  10,675                6.75%          6.75%
------------------------------------------------------------------------------
Life of Fund**                 $  16,614               66.14%         19.58%
------------------------------------------------------------------------------
S&P 500 Index*
------------------------------------------------------------------------------
1 year                         $  10,726                7.26%          7.26%
------------------------------------------------------------------------------
Life of Fund**                 $  16,819               68.19%         20.15%
------------------------------------------------------------------------------


* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

** The Fund commenced operations on August 29, 1997. Index comparisons begin August 31, 1997.

--------------------------------------------------------------------------------
Returns and Per Share Information
--------------------------------------------------------------------------------

SCUDDER S&P 500 INDEX FUND
S&P 500 INDEX*
                                   Yearly periods ended June 30
                                  1998**  1999   2000
-------------------------------------------------------------------------------
Fund Total
Return (%)                        27.15   22.40   6.75
-------------------------------------------------------------------------------
Index Total
Return (%)                        27.73   22.76   7.26
-------------------------------------------------------------------------------
Net Asset
Value ($)                         15.11   18.33  19.38
-------------------------------------------------------------------------------
Income
Dividends
($)                                 .14     .16    .17
-------------------------------------------------------------------------------
Capital
Gains
Distributions
($)                                  --      --     --
-------------------------------------------------------------------------------


* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

** The Fund commenced operations on August 29, 1997. Index comparisons begin August 31, 1997.

         Performance is historical, assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total returns would have been lower for the one year and life of Fund period.

Portfolio Summary
--------------------------------------------------------------------------------
                                                                   June 30, 2000
Equity 500 Index Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Common Stocks               98%                           The portfolio is
Cash Equivalents             2%                          essentially fully
------------------------------------                    invested in common
                           100%                    stocks that make up the
------------------------------------                        S&P 500 Index.



--------------------------------------------------------------------------------
Sector Diversification
--------------------------------------------------------------------------------

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Technology                  19%                     Technology remained the
Financials                  13%                    largest weighting within
Capital Goods               12%                      the S&P 500 Index over
Health Care                 10%                                 the period.
Consumer Cyclicals          10%
Consumer Staples            10%
Utilities                    7%
Communication Services       6%
Energy                       5%
Other                        8%
------------------------------------
                           100%
------------------------------------

--------------------------------------------------------------------------------
Ten Largest Equity Holdings
--------------------------------------------------------------------------------
(26% of Portfolio)                                           The Portfolio's top
                                                     holdings reflect the mainly
  1.     General Electric Co.                               large-capitalization
         Producer of electrical equipment                     composition of the
                                                                  S&P 500 Index.
  2.     Intel Corp.
         Manufacturer and distributor of microprocessors

  3.     Cisco Systems, Inc.
         Supplier of data networking products

  4.     Microsoft Corp.
         Developer and manufacturer of software

  5.     Pfizer, Inc.
         International pharmaceutical company

  6.     Exxon Mobil Corp.
         Exploration and production of petroleum

  7.     Wal-Mart Stores, Inc.
         Operator of discount stores

  8.     Oracle Corp.
         Database management software

  9.     Citigroup, Inc.
         Diversified financial services holding company

 10.     Nortel Networks Corp.
         Provider of Internet solutions


For more complete details about the Fund's investment portfolio, see page 23. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                                   June 30, 2000

Dear Shareholders,

Scudder S&P 500 Index Fund seeks to match the performance, before expenses, of common stocks publicly traded in the U.S., as represented by the S&P 500 Index. For its most recent semiannual period ended June 30, 2000, Scudder S&P 500 Index Fund provided an -0.70% total return, closely tracking the -0.43% return of the S&P 500 Index over the same period.

Market Review

The S&P 500 Index turned in a virtually flat performance for the first six months of 2000. Equity markets struggled, weighed down by fears of economic overheating and higher interest rates and then by concerns over profit growth in a slowing economic environment. Throughout the period, the market remained extremely narrow, but interestingly, Microsoft alone more than accounted for the largely flat return. As has been the case for the past several years, large-cap growth-oriented stocks outperformed their value counterparts for the semiannual period. Large capitalization stocks underperformed small- and mid-cap stocks.

Volatility was high during the first quarter of 2000. The technology sector dominated the Index, although within the sector, the disparity in returns was significant. Intel and Cisco were the top contributors on a capitalization basis, while Microsoft, Lucent Technologies, Yahoo!, and America Online were among the largest negative contributors. Other sectors posting strong results were utilities and financials.

The S&P Index posted a decline for the second quarter as virtually all major U.S. equity indices were down dramatically due to the Nasdaq Composite correction that began in March and April and more aggressive interest rate hikes by the Fed during the quarter. Health care was the best performing sector for the quarter. Also turning in good performance were consumer staples and utilities. Technology, communication services, and consumer cyclicals were among the weaker sectors.

Manager Outlook

Going forward, we continue to view the most likely outcome for the U.S. economy to be a "soft landing." That is, we still expect that a combination of higher interest rates relative to a year ago, moderating equity markets, and higher oil prices may bring demand more in line with the economy's supply potential by late 2000 or early 2001, thus keeping inflation pressures from becoming too entrenched.

As managers of an index fund designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue to monitor economic conditions as well as how they affect the financial markets, as we seek to closely track the performance of the stock market.

Sincerely,

/s/James Creighton

James Creighton
Portfolio Manager

Glossary of Investment Terms
--------------------------------------------------------------------------------

        Index Fund  A mutual fund that seeks to replicate the performance of a securities market index. These funds are usually passively managed, employing popular benchmarks such as the S&P 500, Russell 2000 (small-caps), or Lehman Aggregate Bond Index. Because an index fund essentially "buys the market," its performance tends to closely track both increases and decreases in the respective index.

            Market The value of a company's outstanding shares of common stock, Capitalization determined by multiplying the number of shares outstanding by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations. "Large-cap" stocks tend to be more liquid and less volatile, while "small-cap" stocks have greater potential earnings growth and are typically more volatile.

Passive Management  An investment approach that typically selects investments based on non-fundamental criteria, often by seeking to mirror the performance of a securities market index. This is in contrast to active management in which an investment manager attempts to select the most promising investments by analyzing company financial statements, market conditions, and industry trends.

 Standard & Poor's A broad-based measurement of changes in stock market Composite Index of conditions based on the average performance of 500 widely
        500 Stocks  held common stocks. The index is comprised of 400 industrial
         (S&P 500)  company stocks, 20 transportation company stocks, 40 financial company stocks, and 40 public utility stocks. The stocks which comprise the S&P 500 represent some of the largest companies in terms of market capitalization.

 Standard & Poor's  A subsidiary of McGraw-Hill, Inc. that provides a broad
       Corporation  range of investment services, including rating commercial paper, compiling the Standard & Poor's Composite Index of 500 Stocks, the Standard & Poor's 400 Industrial Index, and the Standard & Poor's 100 Index, among other indices. The company also provides a wide variety of statistical materials, investment advisory reports, and other financial information.

(Source: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)

Financial Statements
--------------------------------------------------------------------------------

Scudder S&P 500 Index Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------
Investments in Equity 500 Index Portfolio, at value ....................   $326,620,389
Receivable for Fund shares sold ........................................        371,995
Deferred organization expenses .........................................            700
Due from Adviser .......................................................         14,753
Other assets ...........................................................         12,425
                                                                        ---------------
Total assets ...........................................................    327,020,262

Liabilities
---------------------------------------------------------------------------------------
Payable for Fund shares redeemed .......................................        186,176
Accrued Trustees' fees and expenses ....................................         28,671
Other accrued expenses and payables ....................................        673,244
                                                                        ---------------
Total liabilities ......................................................        888,091
---------------------------------------------------------------------------------------
Net assets, at value                                                       $326,132,171
---------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income ....................................             19
Net unrealized appreciation (depreciation) on:
  Investments and futures transactions .................................     21,349,200
Accumulated net realized gain (loss) from:
  Investments and futures transactions .................................     30,312,474
Paid-in capital ........................................................    274,470,478
---------------------------------------------------------------------------------------
Net assets, at value                                                       $326,132,171
---------------------------------------------------------------------------------------

Net Asset Value
---------------------------------------------------------------------------------------
NetAsset Value, offering and redemption price per share ($326,132,171 /
   16,824,544 outstanding shares of beneficial interest, $.01 par value,
   unlimited number of shares authorized) ..............................   $      19.38


    The accompanying notes are an integral part of the financial statements.

Scudder S&P 500 Index Fund

--------------------------------------------------------------------------
Statement of Operations for the six months ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Income allocated from Equity 500 Index Portfolio, net ..........   $  1,866,798
                                                                ---------------
Expenses:
Administration fee .............................................        154,991
Services to shareholders .......................................        566,276
Custodian and accounting fees ..................................          8,466
Auditing .......................................................         10,254
Legal ..........................................................         38,827
Trustees' fees and expenses ....................................         43,600
Reports to shareholders ........................................         35,323
Amortization of organization expenses ..........................          2,819
Other ..........................................................         10,025
                                                                ---------------
Total expenses, before expense reductions ......................        870,581
Expense reductions .............................................       (334,584)
                                                                ---------------
Total expenses, after expense reductions .......................        535,997
-------------------------------------------------------------------------------
Net investment income (loss)                                          1,330,801
-------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
-------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments ....................................................     35,577,832
Futures ........................................................       (391,190)
                                                                ---------------
                                                                     35,186,642
                                                                ---------------
Net unrealized appreciation (depreciation) during the period on:
Investments and futures transactions ...........................    (39,168,374)
-------------------------------------------------------------------------------
Net gain (loss) on investment transactions                          (3,981,732)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $  (2,650,931)
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Scudder S&P 500 Index Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months
                                                       Ended June 30,     Year Ended
                                                            2000         December 31,
Increase (Decrease) in Net Assets                        (Unaudited)         1999
------------------------------------------------------------------------------------
Operations:
Net investment income (loss) ......................   $   1,330,801    $   2,625,969
Net realized gain (loss) on investment transactions      35,186,642         (680,969)
Net unrealized appreciation (depreciation) on
   investment transactions during the period ......     (39,168,374)      45,696,637
                                                    ---------------  ---------------
Net increase (decrease) in net assets resulting ...      (2,650,931)      47,641,637
   from operations
                                                    ---------------  ---------------
Distributions to shareholders from:
Net investment income .............................      (1,396,900)      (2,581,948)
                                                    ---------------  ---------------
Fund share transactions:
Proceeds from shares sold .........................      67,236,444      274,881,345
Reinvestment of distributions .....................       1,362,983        2,515,698
Cost of shares redeemed ...........................     (66,787,521)    (122,369,588)
                                                    ---------------  ---------------
Net increase (decrease) in net assets from Fund ...       1,811,906      155,027,455
   share transactions
                                                    ---------------  ---------------
Increase (decrease) in net assets .................      (2,235,925)     200,087,144
Net assets at beginning of period .................     328,368,096      128,280,952
Net assets at end of period (including
   undistributed net investment income of $19 and
   $66,118, respectively) .........................   $ 326,132,171    $ 328,368,096
Other Information
------------------------------------------------------------------------------------
Shares outstanding at beginning of period .........      16,751,366        7,804,119
                                                    ---------------  ---------------
Shares sold .......................................       4,562,112       15,703,484
Shares issued to shareholders in reinvestment of
   distributions ..................................          68,966          140,202
Shares redeemed ...................................      (4,557,900)      (6,896,439)
                                                    ---------------  ---------------
Net increase (decrease) in Fund shares ............          73,178        8,947,247
Shares outstanding at end of period ...............      16,824,544       16,751,366


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Scudder S&P 500 Index Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

------------------------------------------------------------------------------------
Years Ended December 31,                          2000(f)   1999     1998   1997(b)
------------------------------------------------------------------------------------
Net asset value, beginning of period             $19.60   $16.44   $12.94  $12.00
                                                 -----------------------------------
------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------
  Net investment income (loss) (a)                  .08      .19      .17     .05
------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                          (.21)    3.14     3.48     .95
                                                 -----------------------------------
------------------------------------------------------------------------------------
Total from investment operations                   (.13)    3.33     3.65    1.00
------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------
  Net investment income                            (.09)    (.17)    (.15)   (.06)
------------------------------------------------------------------------------------
Net asset value, end of period                   $19.38   $19.60   $16.44  $12.94
                                                 -----------------------------------
------------------------------------------------------------------------------------
Total Return (%) (c)                               (.70)** 20.37    28.29    8.34**
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              326      328      128      17
------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)
(c) (d)                                             .55(g)*  .58     1.01(e) 4.42*
------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)
(c) (d)                                             .42(g)*  .40      .40     .40*
------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)           .87*    1.05     1.18    1.35*
------------------------------------------------------------------------------------


(a)      Based on monthly average shares outstanding during the period.

(b) For the period August 29, 1997 (commencement of operations) to December 31, 1997.

(c) Total return would have been lower had certain expenses not been reduced.

(d)      Includes expenses of the Equity 500 Index Portfolio.

(e) Effective May 6, 1998, Bankers Trust contractually agreed to receive fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage of the portfolio's average daily net assets up to 0.08%.

(f)      For the six months ended June 30, 2000 (Unaudited).

(g) The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were .54% and .40%, respectively.

*        Annualized

**       Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

Scudder S&P 500 Index Fund

A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of the Investment Trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company advised by Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG, which has the same investment objective as the Fund. At June 30, 2000, the Fund's investment in the Portfolio was approximately 4.5% of the Portfolio's total assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investments in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in the report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 1999, the Fund had a net tax basis capital loss carryforward of approximately $4,700,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2007, the expiration date.

In addition, from November 1, 1999 through December 31, 1999, the Fund incurred approximately $33,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2000.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Investment Transactions and Investment Income. The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

B. Related Parties

Under the Investment Management Agreement (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Manager"), the Manager monitors the Fund's investments in the Portfolio. Scudder Kemper currently receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Portfolio, Scudder Kemper would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

The Fund also has an Administrative Services Agreement with the Manager, under which the Manager provides shareholder and administrative services to the Fund. Scudder Kemper receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. The Manager has contractually agreed to maintain expenses of the Fund through April 30, 2001 to the extent necessary to limit the expenses of the Fund to 0.40% of its annual average daily net assets (including the Fund's pro rata share of the expenses of the Portfolio). Under the terms of a Third Party Feeder Agreement between the Fund, the Manager and Bankers Trust, Bankers Trust has contractually agreed through April 30, 2001 to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to 0.05% of its annual average net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Manager, is the transfer, dividend-paying and shareholder service agent for the Fund. For the six months ended June 30, 2000, SSC did not impose a portion of its fee, which amounted to $170,890. The amount imposed aggregated $266,446, of which $88,814 is unpaid at June 30, 2000.

Scudder Trust Company ("STC"), a subsidiary of the Manager, provides record-keeping and other services in connection with certain retirement and employee benefits plans invested in the Fund. For the six months ended June 30, 2000, STC did not impose a portion of its fee, which amounted to $5,164. The amount imposed aggregated $18,770, of which $6,256 is unpaid at June 30, 2000.

The Fund pays each Trustee not affiliated with the Manager an annual retainer. For the six months ended June 30, 2000, Trustees' fees aggregated $14,094. In addition, a one-time fee of $29,506 was accrued for payment to those Trustees not affiliated with the Adviser who are not standing for re-election, under the reorganization discussed in Note D. Inasmuch as the Adviser will also benefit from administrative efficiencies of a consolidated Board, the Adviser has agreed to bear $14,753 of such costs.

C. Line of Credit

The Fund and several Scudder Funds (the "Participants") share in a $1 billion revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

D. Reorganization

In early 2000, Scudder Kemper initiated a restructuring program for most of its Scudder no-load open-end funds in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the no-load open-end funds Scudder Kemper advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the creation of one Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by Scudder Kemper and certain of the affected funds.

Shareholder Meeting Results                                          (Unaudited)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Scudder S&P 500 Index Fund (the "fund") was held on July 13, 2000, at the office of Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1.  To elect Trustees of the fund.


                                                         Number of Votes:
   Trustee                                          For              Withheld
--------------------------------------------------------------------------------
   Henry P. Becton, Jr.                          6,655,075            328,237
   Linda C. Coughlin                             6,658,170            325,142
   Dawn-Marie Driscoll                           6,664,029            319,283
   Edgar R. Fiedler                              6,644,272            339,040
   Keith R. Fox                                  6,661,527            321,786
   Joan E. Spero                                 6,647,558            335,755
   Jean Gleason Stromberg                        6,654,276            329,036
   Jean C. Tempel                                6,651,943            331,369
   Steven Zaleznick                              6,652,775            330,537
--------------------------------------------------------------------------------

2. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the fund for the current fiscal year.

                                    Number of Votes:
                                                                      Broker
         For                Against              Abstain            Non-Votes*
--------------------------------------------------------------------------------
      6,649,688             148,124              185,501                 0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Officers and Trustees
--------------------------------------------------------------------------------

 Linda C. Coughlin*                       Bruce F. Beaty*
   o  President and Trustee                 o  Vice President

 Henry P. Becton, Jr.                     Jennifer P. Carter*
   o  Trustee; President and                o  Vice President
      General Manager, WGBH
      Educational Foundation              James M. Eysenbach*
                                            o  Vice President
 Dawn-Marie Driscoll
   o  Trustee; President, Driscoll        William F. Gadsden*
      Associates; Executive Fellow,         o  Vice President
      Center for Business Ethics,
      Bentley College                     Valerie F. Malter*
                                            o  Vice President
 Peter B. Freeman
   o  Trustee, Corporate Director         Ann M. McCreary*
                                            o  Vice President
 George M. Lovejoy, Jr.
   o  Trustee; President and              Kathleen T. Millard*
      Director, Fifty Associates            o  Vice President

 Wesley W. Marple, Jr.                    Robert D. Tymoczko*
   o  Trustee; Professor of                 o  Vice President
      Business Administration,
      Northeastern University             John Millette*
                                            o  Vice President and Secretary
 Kathryn L. Quirk*
   o  Trustee, Vice President             John R. Hebble*
      and Assistant Secretary               o  Treasurer

 Jean C. Tempel                           Caroline Pearson*
   o  Trustee; Managing Director,           o  Assistant Secretary
      First Light Capital
                                          *Scudder Kemper Investments, Inc.

Statement of Net Assets                          as of June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                    Principal
                                                    Amount ($)     Value ($)
----------------------------------------------------------------------------

Equity 500 Index Portfolio

----------------------------------------------------------------------------
Short-Term Instruments 2.1%
----------------------------------------------------------------------------

 Mutual Fund 2.0%
 Cash Management Fund ..........................   141,630,208   141,630,208
 U.S. Treasury Bills 0.1%
 5.61%, 9/7/00 (a) .............................    11,550,000    11,430,365

----------------------------------------------------------------------------
Total Short-Term Instruments (Cost $153,059,511)                 153,060,573
----------------------------------------------------------------------------


                                                       Shares
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Common Stocks 98.4%
----------------------------------------------------------------------------
 3Com Corp.* ...................................       196,505    11,323,601
 Abbott Laboratories ...........................       871,006    38,814,205
 Adaptec, Inc.* ................................        59,216     1,347,164
 ADC Telecommunications, Inc.* .................       169,919    14,251,956
 Adobe Systems, Inc. ...........................        70,090     9,111,700
 Adolph Coors Co.-- Class B ....................        20,818     1,259,489
 Advanced Micro Devices, Inc.* .................        83,341     6,438,092
 AES Corp.* ....................................       258,282    11,784,116
 Aetna, Inc. ...................................        80,969     5,197,198
 AFLAC, Inc. ...................................       150,684     6,922,046
 Agilent Technologies* .........................       256,065    18,884,794
 Air Products and Chemicals, Inc. ..............       129,942     4,003,838
 Alberto-Culver Co.-- Class B ..................        32,025       978,764
 Albertson's, Inc. .............................       247,048     8,214,346
 Alcan Aluminium Ltd. ..........................       123,929     3,841,799
 Alcoa, Inc. ...................................       488,392    14,163,368
 Allegheny Technologies ........................        57,678     1,038,204
 Allergan, Inc. ................................        74,938     5,582,881
 Allied Waste Industries, Inc.* ................        95,669       956,690
 Allstate Corp. ................................       421,779     9,384,583
 Alltel Corp. ..................................       179,979    11,147,449
 Altera Corp.* .................................       112,800    11,498,550
 ALZA Corp.* ...................................        57,850     3,420,381
 Amerada Hess Corp. ............................        52,862     3,264,228


    The accompanying notes are an integral part of the financial statements.

                                             Shares       Value ($)
-------------------------------------------------------------------

Ameren Corp. ...........................      71,679     2,419,166
America Online, Inc.* ..................   1,310,906    69,150,291
American Electric Power Co.* ...........     193,318     5,727,046
American Express Co. ...................     757,320    39,475,305
American General Corp. .................     140,044     8,542,684
American Greetings Corp.-- Class A .....      43,077       818,463
American Home Products Corp. ...........     739,011    43,416,896
American International Group, Inc. .....     875,888   102,916,840
American Power Conversion Corp.* .......      95,400     3,893,512
Amgen, Inc.* ...........................     578,021    40,605,975
AMR Corp.* .............................      83,807     2,215,648
Amsouth Bancorp ........................     219,143     3,451,502
Anadarko Petroleum Corp. ...............      72,119     3,556,368
Analog Devices, Inc.* ..................     197,222    14,988,872
Andrew Corp.* ..........................      52,910     1,775,792
Anheuser Busch Cos., Inc. ..............     255,875    19,110,664
AON Corp. ..............................     146,820     4,560,596
Apache Corp. ...........................      67,465     3,967,785
Apple Computer, Inc.* ..................     183,194     9,594,786
Applied Materials, Inc.* ...............     463,982    42,048,369
Archer Daniels Midland Co. .............     340,637     3,342,501
Armstrong Holdings .....................      23,346       357,486
Ashland, Inc. ..........................      40,281     1,412,353
Associates First Capital Corp.-- Class A     410,788     9,165,707
AT&T Corp. .............................   1,795,922    56,796,033
Autodesk, Inc. .........................      34,662     1,202,338
Automatic Data Processing, Inc. ........     357,270    19,136,274
Autozone, Inc.* ........................      79,388     1,746,536
Avery Dennison Corp. ...................      63,889     4,288,549
Avon Products, Inc. ....................     137,543     6,120,663
Baker Hughes, Inc. .....................     188,254     6,024,128
Ball Corp. .............................      15,877       511,041
Bank of America Corp. ..................     938,793    40,368,099
Bank of New York Co., Inc. .............     416,400    19,362,600
Bank One Corp. .........................     648,820    17,234,281
Barrick Gold Corp. .....................     224,106     4,075,928
Bausch & Lomb, Inc. ....................      34,058     2,635,238
Baxter International, Inc. .............     164,948    11,597,906
BB&T Corp. .............................     195,415     4,665,533
Bear Stearns Cos., Inc. ................      64,384     2,679,984


    The accompanying notes are an integral part of the financial statements.

                                      Shares       Value ($)
------------------------------------------------------------

Becton, Dickinson & Co. ..........     142,484    4,087,510
Bed, Bath & Beyond, Inc.* ........      80,170    2,906,162
Bell Atlantic Corp.* .............     879,005   44,664,442
BellSouth Corp. ..................   1,065,531   45,418,259
Bemis Co., Inc. ..................      26,944      905,992
Best Buy, Inc.* ..................     115,836    7,326,627
Bestfoods ........................     159,396   11,038,173
Bethlehem Steel Corp.* ...........      75,283      268,196
Biogen, Inc.* ....................      84,812    5,470,374
Biomet, Inc. .....................      63,910    2,456,541
Black & Decker Corp. .............      48,925    1,923,364
BMC Software, Inc.* ..............     137,387    5,012,479
Boeing Co. .......................     491,453   20,548,879
Boise Cascade Corp. ..............      32,436      839,281
Boston Scientific Corp.* .........     237,089    5,201,140
Briggs & Stratton Corp. ..........      13,176      451,278
Bristol-Myers Squibb Co. .........   1,123,136   65,422,672
Broadcom Corp.-- Class A* ........     120,000   26,272,500
Brown-Forman Corp.-- Class B .....      25,298    1,359,767
Brunswick Corp. ..................      50,216      831,702
Burlington Northern Santa Fe Corp.     242,597    5,564,569
Burlington Resources, Inc. .......     120,425    4,606,256
C P & L Energy ...................      74,378    2,375,447
C.R. Bard, Inc. ..................      28,986    1,394,951
Cabletron Systems, Inc.* .........     103,435    2,611,734
Campbell Soup Co. ................     239,297    6,969,525
Capital One Financial Corp. ......     107,603    4,801,784
Cardinal Health, Inc. ............     158,539   11,731,886
Carnival Corp.-- Class A .........     342,413    6,677,053
Caterpillar, Inc. ................     200,712    6,799,119
Cendant Corp.* ...................     399,406    5,591,684
Centex Corp.* ....................      34,221      804,193
Centurytel, Inc. .................      80,169    2,304,859
Ceridian Corp.* ..................      82,393    1,982,582
Charles Schwab Corp. .............     755,010   25,387,211
Charter One Financial, Inc. ......     118,700    2,730,100
Chase Manhattan Corp. ............     700,086   32,247,711
Chevron Corp. ....................     370,939   31,460,264
Chubb Corp. ......................      96,689    5,946,373
CIGNA Corp. ......................      95,456    8,925,136


    The accompanying notes are an integral part of the financial statements.

                                           Shares       Value ($)
-----------------------------------------------------------------

Cincinnati Financial Corp. ............      88,268     2,774,925
Cinergy Corp. .........................      94,369     2,400,511
Circuit City Stores, Inc. .............     115,320     3,827,182
Cisco Systems, Inc.* ..................   3,955,648   251,430,876
Citigroup .............................   1,901,058   114,538,744
Citrix Systems, Inc.* .................     122,330     2,316,624
Clear Channel Communications, Inc.* ...     191,179    14,338,425
Clorox Co. ............................     134,271     6,017,019
CMS Energy ............................      62,772     1,388,830
Coastal Corp. .........................     122,002     7,426,872
Coca-Cola Co. .........................   1,398,103    80,303,541
Coca-Cola Enterprises, Inc. ...........     245,233     4,000,363
Colgate-Palmolive Co. .................     330,277    19,775,335
Columbia Energy Group .................      45,733     3,001,228
Comcast Corp.-- Special Class A* ......     508,458    20,592,549
Comerica, Inc. ........................      87,697     3,935,403
Compaq Computer Corp. .................     959,909    24,537,674
Computer Associates International, Inc.     330,471    16,915,984
Computer Sciences Corp.* ..............      94,950     7,091,578
Compuware Corp.* ......................     202,958     2,105,689
Comverse Technology* ..................      86,122     8,009,346
ConAgra, Inc. .........................     288,537     5,500,237
Conexant Systems* .....................     119,900     5,830,137
Conoco, Inc.-- Class B ................     356,702     8,761,493
Conseco, Inc. .........................     184,500     1,798,875
Consolidated Edison, Inc. .............     126,736     3,754,554
Consolidated Stores Corp.* ............      63,351       760,212
Constellation Energy Group, Inc. ......      75,134     2,446,551
Convergys Corp.* ......................      84,700     4,393,812
Cooper Industries, Inc. ...............      57,832     1,883,154
Cooper Tire & Rubber Co. ..............      45,660       507,967
Corning, Inc. .........................     158,822    42,862,087
Costco Wholesale Corp.* ...............     251,705     8,306,265
Countrywide Credit Industries, Inc. ...      63,361     1,920,630
Crane Co. .............................      36,617       890,251
Crown Cork & Seal Co., Inc. ...........      90,446     1,356,690
CSX Corp. .............................     125,521     2,659,476
Cummins Engine Co., Inc. ..............      27,803       757,632
CVS Corp. .............................     222,184     8,887,360
Dana Corp. ............................      90,717     1,922,066


    The accompanying notes are an integral part of the financial statements.

                                              Shares       Value ($)
--------------------------------------------------------------------

Danaher Corp. ...........................      80,080     3,958,955
Darden Restaurants, Inc. ................      74,654     1,213,127
Deere & Co. .............................     133,475     4,938,575
Dell Computer Corp.* ....................   1,453,350    71,668,322
Delphi Automotive Systems ...............     318,938     4,644,535
Delta Air Lines, Inc. ...................      73,039     3,693,034
Deluxe Corp. ............................      43,490     1,024,733
Dillard Department Stores, Inc.-- Class A      58,534       717,041
Dollar General Corp. ....................     187,486     3,655,977
Dominion Resources, Inc. ................     134,617     5,771,704
Dover Corp. .............................     115,237     4,674,301
Dow Chemical Co. ........................     372,807    11,254,111
Dow Jones & Co., Inc. ...................      49,036     3,591,887
DTE Energy Co. ..........................      80,967     2,474,554
Du Pont (E.I.) de Nemours & Co. .........     592,965    25,942,219
Duke Power Co. ..........................     206,885    11,663,142
Dun & Bradstreet Corp. ..................      91,434     2,617,298
Eastern Enterprises .....................      14,652       923,076
Eastman Chemical Co. ....................      50,300     2,401,825
Eastman Kodak Co. .......................     178,212    10,603,614
Eaton Corp. .............................      43,982     2,946,794
Ecolab, Inc. ............................      73,428     2,868,281
Edison International, Inc. ..............     193,084     3,958,222
El Paso Energy Corp. ....................     128,540     6,547,506
Electronic Data Systems Corp. ...........     284,418    11,732,242
Eli Lilly & Co. .........................     628,982    62,819,577
EMC Corp.* ..............................   1,229,740    94,613,121
Emerson Electric Co. ....................     246,970    14,910,814
Engelhard Corp. .........................      71,421     1,218,621
Enron Corp. .............................     403,847    26,048,131
Entergy Corp. ...........................     134,112     3,646,170
Equifax, Inc. ...........................      76,876     2,017,995
Exxon Mobil Corp. .......................   1,985,363   155,850,995
Fannie Mae ..............................     570,689    29,782,832
Federated Department Stores, Inc.* ......     119,255     4,024,856
Fedex Corp.* ............................     170,726     6,487,588
Fifth Third Bancorp .....................     170,726    11,051,293
First Data Corp. ........................     237,707    11,796,210
First Union Corp. .......................     558,808    13,865,423
Firstar Corp. ...........................     560,374    11,802,877


    The accompanying notes are an integral part of the financial statements.

                                                   Shares       Value ($)
-------------------------------------------------------------------------

FirstEnergy Corp. .............................     129,033     3,016,146
Fleet Boston Financial Corp. ..................     510,532    17,358,088
Florida Progress Corp. ........................      53,100     2,489,062
Fluor Corp. ...................................      43,490     1,375,371
FMC Corp.* ....................................      17,575     1,019,350
Ford Motor Co. ................................     683,364    29,384,652
Fort James Corp. ..............................     122,666     2,836,651
Fortune Brands, Inc. ..........................      93,442     2,155,006
FPL Group, Inc. ...............................     100,924     4,995,738
Franklin Resources, Inc. ......................     142,247     4,320,753
Freddie Mac ...................................     389,746    15,784,713
Freeport-McMoRan Copper & Gold, Inc.-- Class B*      67,666       625,910
Gannett Co., Inc. .............................     150,928     9,027,381
Gap, Inc. .....................................     479,922    14,997,562
Gateway Inc.* .................................     179,389    10,180,326
General Dynamics Corp. ........................     113,563     5,933,667
General Electric Co. ..........................   5,589,127   296,223,731
General Mills, Inc. ...........................     170,376     6,516,882
General Motors Corp. ..........................     303,042    17,595,376
Genuine Parts Co. .............................      99,650     1,993,000
Georgia-Pacific Corp. .........................      96,799     2,540,974
Gillette Co. ..................................     591,285    20,658,020
Global Crossing Ltd.* .........................     510,370    13,429,111
Golden West Financial Corp. ...................      94,009     3,836,742
Goodrich (B.F.) Co. ...........................      56,401     1,921,159
Goodyear Tire & Rubber Co. ....................      88,573     1,771,460
GPU, Inc. .....................................      68,803     1,861,981
Great Atlantic & Pacific Tea Co., Inc. ........      20,881       347,147
Great Lakes Chemical Corp. ....................      32,530     1,024,695
GTE Corp. .....................................     549,894    34,230,901
Guidant Corp.* ................................     174,252     8,625,474
H & R Block, Inc. .............................      57,534     1,862,663
H.J. Heinz Co. ................................     205,385     8,985,594
Halliburton Co. ...............................     251,861    11,884,691
Harcourt General, Inc. ........................      43,229     2,350,577
Harley-Davidson, Inc. .........................     170,632     6,569,332
Harrah's Entertainment, Inc.* .................      71,139     1,489,473
Hartford Financial Services Group, Inc. .......     123,849     6,927,803
Hasbro, Inc. ..................................     109,470     1,648,892
HCA Healthcare Co. ............................     319,016     9,690,111


    The accompanying notes are an integral part of the financial statements.

                                                 Shares       Value ($)
-----------------------------------------------------------------------

HEALTHSOUTH Corp.* .........................     218,473     1,570,275
Hercules, Inc. .............................      60,147       845,817
Hershey Foods Corp. ........................      76,958     3,732,463
Hewlett-Packard Co. ........................     569,391    71,102,701
Hilton Hotels Corp. ........................     204,943     1,921,341
Home Depot, Inc. ...........................   1,319,456    65,890,334
Homestake Mining Co. .......................     126,503       869,708
Honeywell International, Inc. ..............     450,710    15,183,293
Household International, Inc. ..............     267,100    11,101,344
Humana, Inc.* ..............................      94,682       461,575
Huntington Bancshares, Inc. ................     127,713     2,019,462
Huttig Building Products, Inc.* ............           2             8
Illinois Tool Works, Inc. ..................     169,816     9,679,512
IMS Health, Inc. ...........................     175,012     3,150,216
Inco, Ltd.* ................................      98,148     1,509,025
Ingersoll-Rand Co. .........................      92,312     3,715,558
Intel Corp. ................................   1,906,165   254,830,433
International Business Machines Corp. ......   1,008,007   110,439,767
International Flavors & Fragrances, Inc. ...      59,815     1,805,665
International Paper Co. ....................     274,349     8,179,030
Interpublic Group of Cos., Inc. ............     159,163     6,844,009
ITT Industries .............................      50,281     1,527,285
J.C. Penney Co., Inc. ......................     148,110     2,730,778
Jefferson-Pilot Corp. ......................      57,492     3,244,705
Johnson & Johnson ..........................     788,360    80,314,175
Johnson Controls, Inc. .....................      44,502     2,283,509
Kansas City Southern Industries ............      62,850     5,574,009
Kaufman & Broad Home Corp. .................      27,739       549,579
Kellogg Co. ................................     227,265     6,761,134
Kerr-McGee Corp. ...........................      52,314     3,083,256
KeyCorp ....................................     246,722     4,348,475
Kimberly Clark Corp. .......................     314,323    18,034,282
KLA/Tencor Corp.* ..........................     104,333     6,110,001
Kmart Corp.* ...............................     275,414     1,876,258
Knight-Ridder, Inc. ........................      49,668     2,641,717
Kohls Corp.* ...............................     184,528    10,264,370
Kroger Co.* ................................     472,029    10,414,140
Leggett & Platt, Inc. ......................     110,600     1,824,900
Lehman Brothers, Inc. ......................      68,289     6,457,579
Lexmark International Group, Inc.-- Class A*      72,420     4,870,245


    The accompanying notes are an integral part of the financial statements.

                                        Shares       Value ($)
--------------------------------------------------------------

Limited, Inc. ......................     236,832     5,121,492
Lincoln National Corp. .............     110,716     3,999,616
Linear Technology Corp. ............     181,700    11,617,444
Liz Claiborne, Inc. ................      39,344     1,386,876
Lockheed Martin Corp. ..............     219,223     5,439,471
Loews Corp. ........................      56,632     3,397,920
Longs Drug Stores, Inc. ............      22,586       491,246
Louisiana-Pacific Corp. ............      63,392       689,388
Lowe's Cos., Inc. ..................     216,745     8,900,092
LSI Logic Corp.* ...................     166,812     9,028,700
Lucent Technologies, Inc. ..........   1,851,883   109,724,068
Mallinckrodt Group, Inc. ...........      41,785     1,815,036
Manor Care, Inc.* ..................      58,220       407,540
Marriott International .............     139,893     5,044,891
Marsh & McLennan Cos., Inc. ........     151,073    15,777,686
Masco Corp. ........................     253,943     4,586,845
Mattel, Inc. .......................     235,579     3,106,698
Maxim Integrated Products, Inc.* ...     157,900    10,727,331
May Department Stores Co. ..........     188,608     4,526,592
Maytag Corp. .......................      49,756     1,834,753
MBIA, Inc. .........................      54,006     2,602,414
MBNA Corp. .........................     455,003    12,341,956
McDermott International, Inc. ......      37,330       328,971
McDonald's Corp. ...................     766,043    25,231,541
McGraw-Hill, Inc. ..................     112,459     6,072,786
McKesson HBOC, Inc. ................     157,720     3,302,263
Mead Corp. .........................      55,820     1,409,455
MediaOne Group* ....................     346,221    23,123,668
MedImmune Inc.* ....................     124,700     9,227,800
Medtronic, Inc. ....................     676,677    33,706,973
Mellon Financial Corp. .............     278,220    10,137,641
Merck & Co., Inc. ..................   1,302,515    99,805,212
Mercury Interactive Corp.* .........      39,700     3,840,975
Meredith Corp. .....................      31,782     1,072,643
Merrill Lynch & Co., Inc. ..........     210,086    24,159,890
MGIC Investment Corp. ..............      66,131     3,008,961
Micron Technology, Inc.* ...........     316,798    27,898,024
Microsoft Corp.* ...................   2,978,519   238,281,520
Millipore Corp. ....................      25,176     1,897,641
Minnesota Mining & Manufacturing Co.     226,013    18,646,073


    The accompanying notes are an integral part of the financial statements.

                                              Shares       Value ($)
--------------------------------------------------------------------

Molex, Inc. .............................     110,498     5,317,716
Morgan Stanley Dean Witter Discover & Co.     641,103    53,371,825
Morgan, (J.P.) & Co., Inc. ..............      91,965    10,127,646
Motorola, Inc. ..........................   1,204,548    35,007,176
Nabisco Group Holdings ..................     180,329     4,677,283
National City Corp. .....................     356,312     6,079,574
National Semiconductor Corp.* ...........      97,225     5,517,519
National Service Industries, Inc. .......      23,892       465,894
Navistar International Corp.* ...........      36,217     1,124,991
NCR Corp.* ..............................      54,393     2,117,927
Network Appliance, Inc.* ................     177,416    14,281,988
New Century Energies, Inc. ..............      60,071     1,802,130
New York Times Co.-- Class A ............      97,966     3,869,657
Newell Rubbermaid, Inc. .................     160,245     4,126,309
Newmont Mining Corp. ....................      97,393     2,106,124
Nextel Communications, Inc.-- Class A* ..     439,360    26,883,340
Niagara Mohawk Power Corp.* .............     127,105     1,771,526
NICOR, Inc. .............................      26,461       863,290
Nike, Inc. ..............................     157,489     6,270,031
Nordstrom, Inc. .........................      77,922     1,879,868
Norfolk Southern Corp. ..................     213,203     3,171,395
Nortel Networks Corp. ...................   1,689,028   115,276,161
Northern States Power Co. ...............      65,419     1,320,646
Northern Trust Corp. ....................     125,907     8,191,824
Northrop Grumman Corp. ..................      39,562     2,620,983
Novell, Inc.* ...........................     183,949     1,701,528
Novellus Systems, Inc.* .................      65,101     3,682,275
Nucor Corp. .............................      54,749     1,816,982
Occidental Petroleum Corp. ..............     209,111     4,404,400
Office Depot, Inc.* .....................     187,041     1,169,006
Old Kent Financial Corp. ................      77,574     2,075,105
Omnicom Group, Inc. .....................     100,623     8,961,736
Oneok, Inc. .............................      16,020       415,519
Oracle Corp.* ...........................   1,616,366   135,875,767
Owens Corning ...........................      31,773       293,900
Owens-Illinois, Inc.* ...................      82,512       964,359
Paccar, Inc. ............................      43,399     1,722,398
Pactiv Corp.* ...........................     100,032       787,752
Paine Webber Group, Inc. ................      80,981     3,684,636
Pall Corp. ..............................      68,970     1,275,945


    The accompanying notes are an integral part of the financial statements.

                                              Shares       Value ($)
--------------------------------------------------------------------

Parametric Technology Corp.* ............     154,897     1,703,867
Parker-Hannifin Corp. ...................      63,370     2,170,423
Paychex, Inc. ...........................     210,381     8,836,002
PE Corp.-PE Biosystems Group ............     116,640     7,683,660
PECO Energy .............................     104,041     4,194,153
People's Energy Corp. ...................      19,200       621,600
Peoplesoft, Inc.* .......................     151,094     2,530,825
PepsiCo, Inc. ...........................     823,624    36,599,792
Perkin Elmer, Inc. ......................      26,313     1,739,947
Pfizer, Inc. ............................   3,579,682   171,824,736
PG&E Corp. ..............................     231,869     5,709,774
Pharmacia Corp. .........................     708,252    36,607,775
Phelps Dodge Corp. ......................      42,295     1,572,845
Philip Morris Cos .......................   1,309,236    34,776,581
Phillips Petroleum Co. ..................     141,138     7,153,932
Pinnacle West Capital Corp. .............      48,045     1,627,524
Pitney Bowes, Inc. ......................     150,276     6,011,040
Placer Dome, Inc. .......................     165,830     1,585,749
PNC Bank Corp. ..........................     166,431     7,801,453
Polaroid Corp. ..........................      24,963       450,894
Potlatch Corp. ..........................      15,619       517,379
PPG Industries, Inc. ....................      98,450     4,362,566
PPL Corp. ...............................      70,992     1,557,387
Praxair, Inc. ...........................      90,062     3,371,696
Procter & Gamble Co. ....................     745,693    42,690,924
Progressive Corporation of Ohio .........      39,448     2,919,152
Providian Financial Corp. ...............      79,675     7,170,750
Public Service Enterprise Group .........     122,784     4,251,396
Pulte Corp. .............................      25,108       542,961
Quaker Oats Co. .........................      74,929     5,629,041
Qualcomm, Inc.* .........................     417,788    25,067,280
Quintiles Transnational Corp.* ..........      72,068     1,017,961
Qwest Communications International, Inc.*      15,052       747,896
R.R. Donnelley & Sons Co. ...............      72,667     1,639,549
Radioshack Corp. ........................     109,619     5,193,200
Ralston Purina Group ....................     171,658     3,422,431
Raytheon Co.-- Class B ..................     192,893     3,713,190
Reebok International Ltd.* ..............      29,758       474,268
Regions Financial Corp. .................     122,161     2,427,950
Reliant Energy ..........................     145,196     4,292,357


    The accompanying notes are an integral part of the financial statements.

                                      Shares       Value ($)
------------------------------------------------------------

Rite Aid Corp. ...................     153,057    1,004,437
Rockwell International Corp. .....     111,499    3,512,219
Rohm & Haas Co. ..................     129,983    4,484,414
Rowan Cos., Inc.* ................      47,276    1,436,009
Royal Dutch Petroleum Co. ........   1,212,939   74,671,557
Russell Corp. ....................      19,646      392,920
Ryder Systems, Inc. ..............      38,979      738,165
Sabre Group Holdings, Inc. .......      68,960    1,965,360
Safeco Corp. .....................      72,432    1,439,586
Safeway, Inc.* ...................     281,173   12,687,932
Sanmina Corp.* ...................      72,900    6,232,950
Sapient Corp.* ...................      32,700    3,496,856
Sara Lee Corp. ...................     492,555    9,512,468
SBC Communications, Inc. .........   1,931,765   83,548,836
Schering-Plough Corp. ............     831,316   41,981,458
Schlumberger Ltd. ................     314,302   23,454,787
Scientific-Atlanta, Inc. .........      89,116    6,639,142
Seagate Technology, Inc.* ........     122,249    6,723,695
Seagram Co. Ltd. .................     245,303   14,227,574
Sealed Air Corp.* ................      47,345    2,479,694
Sears, Roebuck & Co. .............     200,049    6,526,599
Sempra Energy ....................     138,396    2,352,732
Shared Medical Systems ...........      17,384    1,267,946
Sherwin-Williams Co. .............      97,650    2,068,959
Siebel Systems, Inc.* ............     115,700   18,924,181
Sigma Aldrich Corp. ..............      58,611    1,714,372
SLM Holding Corp. ................      91,748    3,434,816
Snap-On Tools Corp. ..............      33,332      887,465
Solectron Corp.* .................     334,986   14,027,539
Southern Co. .....................     367,400    8,565,013
Southtrust Corp. .................      99,984    2,262,138
Southwest Airlines Co. ...........     285,555    5,407,698
Springs Industries, Inc.-- Class A       6,077      195,603
Sprint Corp. .....................     493,014   25,143,714
Sprint PCS* ......................     515,393   30,665,884
St. Jude Medical, Inc.* ..........      47,631    2,185,072
St. Paul Cos., Inc. ..............     120,154    4,100,255
Stanley Works ....................      49,794    1,182,608
Staples, Inc.* ...................     266,592    4,098,852
Starbucks Corp.* .................     100,800    3,849,300


    The accompanying notes are an integral part of the financial statements.

                                  Shares       Value ($)
--------------------------------------------------------

State Street Corp. .............    90,452    9,593,565
Summit Bancorp .................   100,812    2,482,496
Sun Microsystems, Inc.* ........   894,387   81,333,318
Sunoco, Inc. ...................    53,113    1,563,514
Suntrust Banks, Inc. ...........   171,263    7,824,578
SUPERVALU, INC .................    83,909    1,599,515
Synovus Financial Corp. ........   156,590    2,759,899
Sysco Corp. ....................   189,462    7,981,087
T. Rowe Price Associates, Inc. .    67,887    2,885,198
Target Corp. ...................   248,111   14,390,438
Tektronix, Inc. ................    26,199    1,938,726
Tellabs, Inc.* .................   227,589   15,575,622
Temple Inland, Inc. ............    31,050    1,304,100
Tenet Healthcare Corp. .........   176,578    4,767,606
Teradyne, Inc.* ................    96,497    7,092,530
Texaco, Inc. ...................   314,175   16,729,819
Texas Instruments, Inc. ........   926,358   63,629,215
Textron, Inc. ..................    83,912    4,557,471
Thermo Electron Corp.* .........    89,545    1,886,042
Thomas & Betts Corp. ...........    37,736      721,701
Tiffany & Co. ..................    34,100    2,301,750
Time Warner, Inc. ..............   734,771   55,842,596
Times Mirror Co.-- Class A .....    32,700    2,963,438
Timken Co. .....................    33,548      624,832
TJX Cos., Inc. .................   177,279    3,323,981
Torchmark Corp. ................    74,504    1,839,318
Tosco Corp. ....................    81,486    2,307,072
Toys `R' Us, Inc.* .............   138,115    2,011,300
Transocean Sedco ...............   116,142    6,206,338
Tribune Co. ....................   133,460    5,274,707
Tricon Global Restaurants, Inc.*    86,324    2,438,653
TRW, Inc. ......................    65,667    2,848,306
Tupperware Corp. ...............    33,231      731,082
TXU Corp. ......................   149,653    4,414,764
Tyco International Ltd. ........   957,517   45,362,368
U.S. Bancorp ...................   426,201    8,204,369
U.S. West, Inc. ................   295,513   25,340,240
Unicom Corp. ...................   100,711    3,896,257
Unilever NV ....................   322,974   13,887,882
Union Carbide Corp. ............    75,897    3,756,902


    The accompanying notes are an integral part of the financial statements.

                                        Shares       Value ($)
--------------------------------------------------------------

Union Pacific Corp. ...............     139,560     5,189,888
Union Pacific Resources Group, Inc.     153,275     3,372,050
Union Planters Corp. ..............      78,574     2,195,161
Unisys Corp.* .....................     174,861     2,546,413
United Technologies Corp. .........     268,674    15,818,182
Unitedhealth Group, Inc. ..........      96,091     8,239,803
Unocal Corp. ......................     133,824     4,432,920
UnumProvident Corp. ...............     135,912     2,726,735
US Airways Group, Inc.* ...........      40,406     1,575,834
UST, Inc. .........................      92,004     1,351,309
USX-- U.S. Steel Group ............      49,537       919,531
USX Marathon Group ................     177,930     4,459,371
V.F. Corp. ........................      65,111     1,550,456
VERITAS Software Corp.* ...........     223,300    25,236,389
Viacom, Inc.-- Class B* ...........     877,806    59,855,397
Visteon Corp. .....................      89,475     1,084,883
Vulcan Materials Co. ..............      56,708     2,420,723
W.R. Grace & Co.* .................      40,741       493,985
W.W. Grainger, Inc. ...............      52,610     1,621,046
Wachovia Corp. ....................     114,236     6,197,303
Wal-Mart Stores, Inc. .............   2,544,723   146,639,663
Walgreen Co. ......................     570,324    18,357,304
Walt Disney Co. ...................   1,197,872    46,492,407
Washington Mutual, Inc. ...........     310,224     8,957,718
Waste Management, Inc. ............     365,375     6,942,125
Watson Pharmaceuticals* ...........      55,191     2,966,516
Wellpoint Health Networks, Inc.* ..      35,959     2,604,780
Wells Fargo Co. ...................     912,626    35,364,258
Wendy's International, Inc. .......      71,649     1,276,248
Westvaco Corp. ....................      53,569     1,329,181
Weyerhaeuser Co. ..................     135,051     5,807,193
Whirlpool Corp. ...................      41,942     1,955,546
Willamette Industries, Inc. .......      60,554     1,650,097
Williams Cos., Inc. ...............     245,907    10,251,248
Winn Dixie Stores, Inc. ...........      65,185       932,960
Wm. Wrigley Jr. Co. ...............      64,764     5,193,263
Worldcom, Inc.* ...................   1,623,131    74,461,135
Worthington Industries, Inc. ......      47,942       503,391
Xerox Corp. .......................     376,376     7,809,802
Xilinx, Inc.* .....................     181,299    14,968,499


    The accompanying notes are an integral part of the financial statements.

                                                    Shares           Value ($)
-------------------------------------------------------------------------------

 Yahoo! Inc.* ...........................           305,545         37,849,387
 Young & Rubicam ........................            41,584          2,378,085

-------------------------------------------------------------------------------
Total Common Stocks (Cost $4,923,424,736)                        7,128,372,492
-------------------------------------------------------------------------------


                                                        % of
                                                     Net Assets
------------------------------------------------------------------------------

 Total Portfolio (Cost $5,076,484,247) ..               100.5%   7,281,433,065
 Other Assets and Liabilities, Net ......                (0.5)%    (37,447,720)

-------------------------------------------------------------------------------
Net Assets                                              100.0%   7,243,985,345
-------------------------------------------------------------------------------


*        Non-income producing security.

(a)      Held as collateral for futures contracts.





    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investments in securities, at value (Cost of $5,076,484,247)   $7,281,433,065
Cash .......................................................        3,087,847
Receivable for shares of beneficial interest subscribed ....        3,163,942
Receivable for securities sold .............................       11,239,840
Variation margin receivable ................................        1,206,852
Dividends and interest receivable ..........................        6,355,111
Other assets ...............................................          100,566
                                                              ---------------
Total assets ...............................................    7,306,587,223
Liabilities
-----------------------------------------------------------------------------
Payable for securities purchased ...........................        3,749,598
Payable for shares of beneficial interest redeemed .........       58,556,607
Due to Bankers Trust .......................................          295,673
                                                              ---------------
Total liabilities ..........................................       62,601,878
------------------------------------------------------------------------------
Net assets, at value                                           $7,243,985,345
------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on:
  Investments and futures transactions .....................    2,204,052,919
Paid-in capital ............................................    5,039,932,426
-----------------------------------------------------------------------------
Net assets, at value                                           $7,243,985,345
-----------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Equity 500 Index Portfolio

--------------------------------------------------------------------------------
Statement of Operations for the six months ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $335,264) ...........   $  46,366,945
Interest .........................................................         337,405
                                                                   ---------------
Total investment income ..........................................      46,704,350
                                                                   ---------------
Expenses:
Advisory fees ....................................................       2,348,749
Administration and services fees .................................          98,084
Professional fees ................................................          17,252
Trustees' fees ...................................................           1,622
Miscellaneous ....................................................             819
                                                                   ---------------
Total expenses ...................................................       2,466,526
----------------------------------------------------------------------------------
Net investment income                                                   44,237,824
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Futures Contracts
----------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions ............     828,725,066
Net realized gain (loss) from futures transactions ...............      (9,545,343)
Net change in unrealized appreciation (depreciation) on
   investments and
   future contracts ..............................................    (944,339,124)
                                                                   ---------------
Net realized and unrealized gain (loss) on investments and futures
   contracts .....................................................    (125,159,401)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                $ (80,921,577)
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           Six Months
                                                         Ended June 30,     Year Ended
                                                              2000         December 31,
Increase (Decrease) in Net Assets                          (Unaudited)         1999
---------------------------------------------------------------------------------------
Operations:
Net investment income ............................   $    44,237,824    $    92,907,589
Net realized gain (loss) from investments and
   futures transactions ..........................       819,179,723        (26,748,772)
Net change in unrealized appreciation
   (depreciation) on investments and futures
   contracts .....................................      (944,339,124)     1,245,281,501
                                                     ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations ...............................       (80,921,577)     1,311,440,318
                                                     ---------------    ---------------
Capital Transactions:
Proceeds from capital invested ...................     2,113,458,132      4,399,103,297
Value of capital withdrawn .......................    (2,953,648,092)    (2,745,951,143)
                                                     ---------------    ---------------
Net increase (decrease) in net assets from capital      (840,189,960)     1,653,152,154
   transactions
                                                     ---------------    ---------------
Total increase (decrease) in net assets ..........      (921,111,537)     2,964,592,472
Net assets at beginning of period ................     8,165,096,882      5,200,504,410
Net assets at end of period ......................   $ 7,243,985,345    $ 8,165,096,882


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

-----------------------------------------------------------------------------------------------
Years Ended
December 31,               2000(c)     1999        1998         1997        1996        1995
-----------------------------------------------------------------------------------------------

Supplemental Data and Ratios
-----------------------------------------------------------------------------------------------
Net assets, end of
period (000s omitted)   $7,243,985  $8,165,097  $5,200,504   $2,803,086  $1,925,224  $1,080,736
-----------------------------------------------------------------------------------------------
Ratio to average
daily net assets:
Net investment
income (%)                    1.18*       1.35        1.50         1.76        2.20        2.52
-----------------------------------------------------------------------------------------------
Expenses before
waivers (%)                   .065(d)*     .08         .10          .15         .15         .15
-----------------------------------------------------------------------------------------------
Expenses after
waivers (%)                   .065(d)*     .08         .08(a)       .08         .10         .10
-----------------------------------------------------------------------------------------------
Decrease reflected in
above expense ratios
due to fee waivers
or expense
reimbursements (%)             .00(b)      .00(b)      .02          .07         .05         .05
-----------------------------------------------------------------------------------------------
Portfolio turnover
rate (%)                        11          13           4           19          15           6
-----------------------------------------------------------------------------------------------


(a) Effective May 6, 1998, Bankers Trust contractually agreed to limit its fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage of the portfolio's average daily net assets up to 0.08%.

(b)      Less than 0.01%.

(c)      For the six months ended June 30, 2000 (Unaudited).

(d) Effective March 15, 2000, Bankers Trust contractually agreed to limit the annual operating expenses for the portfolio to 0.05% of the portfolio's average daily net assets.

*        Annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

Note 1 -- Organization and Significant Accounting Policies

A. Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the Nasdaq National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the Nasdaq National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The

Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio. Effective March 15, 2000, Bankers Trust agreed to limit the total amount of annual operating expenses after the Portfolio to 0.05% under the agreement. Under this agreement, the investment advisory fee and the administration and services fee have been reduced to 0.05% and 0.08%, respectively, of the Portfolio's average daily net assets.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust Company. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the six months ended June 30, 2000 amounted to $4,482,789 and are included in dividend income.

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires

April 29, 2001. A commitment fee of 0.10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

Note 3 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000, were $831,032,886 and $1,545,748,872, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2000 was $5,076,484,247. The aggregate gross unrealized appreciation was $2,591,087,303, and the aggregate gross unrealized depreciation was $386,138,485 for all investments as of June 30, 2000.

Note 4 -- Futures Contracts

A summary of obligations under these financial instruments at June 30, 2000 is as follows:

                                                                   Unrealized
Type of Future     Expiration  Contracts   Position  Value ($)  Depreciation ($)
--------------------------------------------------------------------------------
S&P Index Futures  September      165        Long   60,559,125     (895,899)
                      2000


At June 30, 2000, the Portfolio segregated securities with a value of approximately $11,430,365 to cover margin requirements on open futures contracts.

Investment Products and Services
--------------------------------------------------------------------------------

1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
The Scudder Family of Funds@
--------------------------------------------------------------------------------

 Money Market                                      U.S. Growth
   Scudder U.S. Treasury Money Fund                Value
   Scudder Cash Investment Trust                     Scudder Large Company Value Fund
   Scudder Money Market Series --                    Scudder Value Fund***
    Prime Reserve Shares*                            Scudder Small Company Value Fund
    Premium Shares*
    Managed Shares*                                Growth
   Scudder Tax Free Money Fund+                      Scudder Classic Growth Fund***
                                                     Scudder Capital Growth Fund***
 Tax Free+                                           Scudder Large Company Growth Fund***
   Scudder Medium Term Tax Free Fund                 Scudder Select 1000 Growth Fund
   Scudder Managed Municipal Bonds                   Scudder Development Fund
   Scudder High Yield Tax Free Fund***               Scudder Small Company Stock Fund***
   Scudder California Tax Free Fund**                Scudder 21st Century Growth Fund***
   Scudder Massachusetts Tax Free Fund**
   Scudder New York Tax Free Fund**                Global Equity
                                                   Worldwide
 U.S. Income                                         Scudder Global Fund
   Scudder Short Term Bond Fund                      Scudder International Fund++
   Scudder GNMA Fund***                              Scudder Global Discovery Fund***
   Scudder Income Fund                               Scudder Emerging Markets Growth Fund
   Scudder Corporate Bond Fund                       Scudder Gold Fund
   Scudder High Yield Bond Fund
                                                   Regional
 Global Income                                       Scudder Greater Europe Growth Fund
   Scudder Global Bond Fund                          Scudder Pacific Opportunities Fund
   Scudder Emerging Markets Income Fund              Scudder Latin America Fund
                                                     The Japan Fund, Inc.***
 Asset Allocation
   Scudder Pathway Conservative Portfolio          Industry Sector Funds
   Scudder Pathway Balanced Portfolio              Choice Series
   Scudder Pathway Growth Portfolio                  Scudder Health Care Fund
                                                     Scudder Technology Fund
 U.S. Growth and Income
   Scudder Balanced Fund
   Scudder Dividend & Growth Fund
   Scudder Growth and Income Fund***
   Scudder Select 500 Fund
   Scudder S&P 500 Index Fund


--------------------------------------------------------------------------------

1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

 Retirement Programs                  Education Accounts
   Traditional IRA                      Education IRA
   Roth IRA                             UGMA/UTMA
   SEP-IRA                              IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities
    Scudder Horizon Plan**@@
    Scudder Horizon Advantage**@@@

--------------------------------------------------------------------------------
Closed-End Funds#
--------------------------------------------------------------------------------
   The Argentina Fund, Inc.           Montgomery Street Income Securities, Inc.
   The Brazil Fund, Inc.              Scudder Global High Income Fund, Inc.
   The Korea Fund, Inc.               Scudder New Asia Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

@ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*    A class of shares of the fund.

**   Not available in all states.

*** Only the Class S Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

@@ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder Kemper Investments' insurance agencies, 1-800-225-2470.

@@@ A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder Kemper Investments' insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program

          Convenient  Automatic Investment Plan
     ways to invest,
         quickly and  A convenient investment program in which money is reliably electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                      * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.

         Around-the- Automated Information Lines clock electronic
             account  Scudder Class S Shareholders:
         service and Call SAIL(TM) -- 1-800-343-2890 information,
      including some  AARP Investment Program Shareholders:
        transactions  Call Easy-Access Line -- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      www.scudder.com

                      AARP Investment Program Shareholders --
                      aarp.scudder.com

                      Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever you need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.

           Those who  Automatic Withdrawal Plan
           depend on
          investment You designate the bank account, determine the schedule (as proceeds for frequently as once a month) and amount of the redemptions, living expenses  and Scudder does the rest.
     can enjoy these
         convenient,  Distributions Direct
         timely, and
            reliable Automatically deposits your fund distributions into the automated bank account you designate within three business days withdrawal  after each distribution is paid.
            programs
                      QuickSell

                      Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.

            For more  Scudder Class S Shareholders:
         information Call a Scudder representative at about these 1-800-SCUDDER services
                      AARP Investment Program Shareholders:
                      Call an AARP Investment Program representative at 1-800-253-2277

      Please address  For Scudder Class S Shareholders:
         all written
      correspondence  The Scudder Funds
                  to  PO Box 2291
                      Boston, Massachusetts
                      02107-2291

                      For AARP Investment Program Shareholders:

                      AARP Investment Program from Scudder
                      PO Box 2540
                      Boston, Massachusetts
                      02208-2540

About the Fund's Adviser

Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded over 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.



SCUDDER
INVESTMENTS(SM)
[LOGO]



PO Box 2291
Boston, MA 02107-2291
1-800-SCUDDER
www.scudder.com

A member of the [LOGO] Zurich Financial Services Group